DERIVATIVES	12 Months Ended
Oct. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES
DERIVATIVES
We are exposed to foreign currency exchange rate fluctuations and interest rate changes in the normal course of our business. As part of risk management strategy, we use derivative instruments, primarily forward contracts and purchased options to hedge economic and/or accounting exposures resulting from changes in foreign currency exchange rates.
Cash Flow Hedges
We enter into foreign exchange contracts to hedge our forecasted operational cash flow exposures resulting from changes in foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities between one and twelve months. These derivative instruments are designated and qualify as cash flow hedges under the criteria prescribed in the authoritative guidance. The changes in the value of the effective portion of the derivative instrument are recognized in accumulated other comprehensive income. Amounts associated with cash flow hedges are reclassified to cost of sales in the consolidated statement of operations when the forecasted transaction occurs. If it becomes probable that the forecasted transaction will not occur, the hedge relationship will be de-designated and amounts accumulated in other comprehensive income will be reclassified to other income (expense) in the current period. Changes in the fair value of the ineffective portion of derivative instruments are recognized in earnings in the consolidated statement of operations in the current period. We record the premium paid (time value) of an option on the date of purchase as an asset. For options designated as cash flow hedges, changes in the time value are excluded from the assessment of hedge effectiveness and are recognized in other income (expense) over the life of the option contract. The ineffectiveness for the years ended October 31, 2018, 2017 and 2016 was not significant.
Other Hedges
Additionally, we enter into foreign exchange contracts to hedge monetary assets and liabilities that are denominated in currencies other than the functional currency of our subsidiaries. These foreign exchange contracts are carried at fair value and do not qualify for hedge accounting treatment and are not designated as hedging instruments. Changes in value of the derivative are recognized in other income (expense) in the consolidated statement of operations, in the current period, along with the offsetting foreign currency gain or loss on the underlying assets or liabilities.
Our use of derivative instruments exposes us to credit risk to the extent that the counterparties may be unable to meet the terms of the agreement. We do, however, seek to mitigate such risks by limiting our counterparties to major financial institutions which are selected based on their credit ratings and other factors. We have established policies and procedures for mitigating credit risk that include establishing counterparty credit limits, monitoring credit exposures, and continually assessing the creditworthiness of counterparties.
A number of our derivative agreements contain threshold limits to the net liability position with counterparties and are dependent on our corporate credit rating determined by the major credit rating agencies. The counterparties to the derivative instruments may request collateralization, in accordance with derivative agreements, on derivative instruments in net liability positions.
The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a net liability position as of October 31, 2018 was $4 million. The credit-risk-related contingent features underlying these agreements had not been triggered as of October 31, 2018.
There were 159 foreign exchange forward contracts open as of October 31, 2018 and designated as cash flow hedges. There were 63 foreign exchange forward contracts and zero foreign exchange option contract open as of October 31, 2018 not designated as hedging instruments. The aggregated notional amounts by currency and designation as of October 31, 2018 were as follows:

	Derivatives in Cash Flow Hedging Relationships	Derivatives Not Designated as Hedging Instruments
	Forward Contracts	Forward Contracts
Currency	Buy/(Sell)	Buy/(Sell)
	(in millions)
Euro	$14	$95
British Pound	—	(28)
Singapore Dollar	15	1
Malaysian Ringgit	79	1
Japanese Yen	(86)	(1)
Other currencies	3	6
	$25	$74

Derivative instruments are subject to master netting arrangements and are disclosed gross in the consolidated balance sheet. The gross fair values and balance sheet presentation of derivative instruments held as of October 31, 2018 and 2017 were as follows:

Fair Values of Derivative Instruments
Asset Derivatives			Liability Derivatives
	Fair Value			Fair Value
Balance Sheet Location	October 31, 2018	October 31, 2017	Balance Sheet Location	October 31, 2018	October 31, 2017
(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts
Other current assets	$5	$5	Other accrued liabilities	$4	$—

Derivatives not designated as hedging instruments:
Foreign exchange contracts
Other current assets	1	1	Other accrued liabilities	2	1
Total derivatives	$6	$6		$6	$1

The effect of derivative instruments for foreign exchange contracts designated as hedging instruments and not designated as hedging instruments in our consolidated statement of operations was as follows:

	2018	2017	2016
	(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts:
Gain (loss) recognized in accumulated other comprehensive income	$—	$6	$(7)
Gain (loss) reclassified from accumulated other comprehensive income into cost of products	$4	$(1)	$(12)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in other income (expense), net	$4	$6	$(10)

The estimated amount of net gain at October 31, 2018 expected to be reclassified from accumulated other comprehensive income to cost of products within the next twelve months is zero.